OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

13.  OTHER NON-CURRENT ASSETS

As of December 31, 2021 and 2022, other non-current assets included prepayment for acquisition of datacenters and purchase of property and equipment amounting to RMB1,704,221 and RMB293,500 (US$42,553), which consist of 87% and 53% of other non-current assets, respectively.